Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 50,034		$ 50,034		$ 49,103
Revenue Sharing Arrangements
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	48,000		48,000		$ 45,100
Aframax Tankers | Teekay Aframax | Full-service Lightering Services
Related Party Transaction [Line Items]
Amounts of transaction	$ 7,400	$ 2,400	$ 15,800	$ 7,400